Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4. Fair Value Measurements

The following tables present information about our financial assets measured at fair value on a recurring basis as of December 31, 2014 and 2013 based on the three-tier fair value hierarchy (in thousands):

	Fair Value Measurement at December 31, 2014
	Level 1	Level 2	Total
Description
Corporate bonds	$—	$40,345	$40,345
Money market funds	21,382	—	21,382
Asset-backed securities	—	5,080	5,080
Commercial paper	—	3,993	3,993
U.S. treasury securities	—	1,991	1,991

Total	$21,382	$51,409	$72,791

Included in cash and cash equivalents			$21,382

Included in marketable securities			$51,409

	Fair Value Measurement at December 31, 2013
	Level 1	Level 2	Total
Description
Corporate bonds	$—	$12,114	$12,114
Money market funds	10,836	—	10,836

Total	$10,836	$12,114	$22,950

Included in cash and cash equivalents			$10,836

Included in marketable securities			$12,114

There were no transfers between fair value measurement levels during the years ended December 31, 2014 or 2013.

Gross unrealized gains or losses for cash equivalent and marketable securities as of December 31, 2014 and 2013 were not material. As of December 31, 2014 and 2013, there were no securities that were in an unrealized loss position for more than twelve months.

The following table classifies our marketable securities by contractual maturities as of December 31, 2014 and 2013 (in thousands):

	December 31, 2013	December 31, 2014
Due in one year	$9,889	$42,204
Additions	2,225	9,205

Allowance for doubtful accounts, ending balance	$12,114	$51,409